ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following as of September 30, 2025 and 2024 (in thousands):

	As of September 30,
	2025	2024
Other Account Payable	¥34,634	¥77,739
Accrued Expenses	90,126	46,383
Accrued Vacation	9,785	7,529
Accrued Consumption Taxes (VAT)	-	26,808
Deposits Received	4,744	4,460
Others	2	-
Total	¥139,291	¥162,919